Organization and Business Activities (Details) - customer customer in Thousands	Mar. 31, 2021	Dec. 31, 2020
Pay TV Subscribers
Organization and Business Activities
Number of subscribers	11,060	11,290
DISH TV subscribers
Organization and Business Activities
Number of subscribers	8,686	8,816
Sling TV subscribers
Organization and Business Activities
Number of subscribers	2,374	2,474